SHARE CAPITAL (Details) - USD ($)		1 Months Ended	6 Months Ended				12 Months Ended
		Jul. 20, 2018	Sep. 30, 2018		Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2018		Mar. 31, 2017
Opening Balance			$ 20,463,014		$ 20,873,103	$ 24,150,650	$ 24,150,650		$ 5,399,851
Shares issued on acquisition (Note 4)									23,177,000
Shares issued on conversion of loans (in shares)		683,395	263,639				985,370
Shares issued on conversion of loans		$ 4,732,853	$ 2,470,622		9,180,785		$ 9,180,785
Options exercised (Note 11)									18,166
Warrants exercised						1,125,038	1,125,038		40,195
Cashless exercise of warrants (iv)									0
Closing Balance			$ 26,897,455		$ 20,463,014	$ 20,873,103	$ 20,463,014		$ 24,150,650
Exchangable Shares [Member]
Opening Balance (in shares)			295,146			319,396	319,396		333,334
Opening Balance			$ 295			$ 319	$ 319		$ 333
Converted into common shares (in shares)			(21,572)	[1]			(24,250)	[1]	(13,938)	[2]
Converted into common shares			$ (22)	[1]			$ (24)	[1]	$ (14)	[2]
Closing Balance (in shares)			273,574		295,146		295,146		319,396
Closing Balance			$ 273		$ 295		$ 295		$ 319
Common Shares [Member]
Opening Balance (in shares)			1,368,856			325,901	325,901		150,608
Opening Balance			$ 1,369			$ 326	$ 326		$ 150
Shares issued on acquisition (Note 4) (in shares)							0		157,667
Shares issued on acquisition (Note 4)							$ 0		$ 157
Shares issued to exchangeable shares (in shares)			21,572				24,250		13,938	[2]
Shares issued to exchangeable shares			$ 22				$ 24		$ 14	[2]
Shares issued for services (in shares)	[3]						0		1,447
Shares issued for services	[3]						$ 0		$ 2
Shares issued on conversion of loans (in shares)			947,034	[4]			985,370	[4]	0	[5]
Shares issued on conversion of loans			$ 947	[4]			$ 986	[4]	$ 0	[5]
Options exercised (Note 11) (in shares)							0		734
Options exercised (Note 11)							$ 0		$ 1
Warrants exercised (in shares)			0				33,335		1,165	[6]
Warrants exercised			$ 0				$ 33		$ 1	[6]
Cashless exercise of warrants (iv) (in shares)	[7]						0		342
Cashless exercise of warrants (iv)	[7]						$ 0		$ 1
Closing Balance (in shares)			2,337,462		1,368,856		1,368,856		325,901
Closing Balance			$ 2,338		$ 1,369		$ 1,369		$ 326
Common Shares And Exchangeable Shares [Member]
Opening Balance (in shares)			1,664,002			645,297	645,297
Opening Balance			$ 1,664			$ 645	$ 645
Closing Balance (in shares)			2,611,036		1,664,002		1,664,002		645,297
Closing Balance			$ 2,611		$ 1,664		$ 1,664		$ 645

[1]	During the six month period ended September 30, 2018 21,572 exchangeable shares were exchanged on a 1 for 1 basis in accordance with their terms. (March 31, 2018 – 24,250)
[2]	During the year ended March 31, 2018, 24,250 exchangeable shares were exchanged for common shares on a 1 for 1 basis in accordance with their terms. (March 31, 2017 –13,938 shares)
[3]	The Company issued 1,447 common shares during the year ended March 31, 2017 for consulting services and recognized $59,500 of share compensation expense.
[4]	During the six month period ended September 30, 2018, 947,034 shares of common stock were issued. Of this amount 263,639 shares of common stock were issued once the Company increased its authorized shares of common stock from 250,000,000 to 500,000,000. These shares relate to convertible loans and interest that converted on March 31, 2018 and were recorded as a liability on March 31, 2018 until the shares were issued on June 12, 2018. The liability was reclassified at June 12, 2018 into equity by recording the original value of $2,470,622 of the shares to be issued, as well as the fair value of options and warrants at June 12, 2018 net of fair value of options issued in the period ended June 12, 2018 of $1,173,534, which was charged to equity and a $2,048,697 gain on the fair value reevaluation was recognized as other income in the Statement of Operations and Comprehensive Loss. The Company converted $4,732,853 of convertible loans and interest into 683,395 common shares on July 20, 2018 in accordance with their terms.,
[5]	During the year ended March 31, 2018, the Company converted $9,171,604 of notes payable and interest into 985,370 common shares. Under the terms of this conversion the remaining $1,220,629 of principal and interest was required to be converted into 263,639 common shares, but were unable to be issued as a result of the Company not having enough authorized shares. The $2,470,622 value of these shares at March 31, 2018 has been classified as a liability until the common shares can be issued. In addition, there was a $376,674 loss recorded in the year connected to the difference of the $2,847,296 market value of the shares at March 31, 2018 and the value of these shares which resulted on the conversion of notes payable, the exercise price of which was based on a 30 day VWAP.
[6]	During the year ended March 31, 2018, the Company consummated an offer to amend and exercise to its warrant holders, enabling them to exercise their outstanding warrants for $37.50 per share, and as a result, 33,335 common shares were issued for net proceeds of $1,125,038 (Note 12).
[7]	During the year ended March 31, 2017, 342 common shares were issued as a result of a cashless exercise of 1,747 warrants with an exercise price of $120.00. Under the terms of the warrant agreement the value of the warrants on exercise is attributed to the shares on exercise and the Company has recognized a value of $43,562.